LONG-TERM DEBT - Bank Credit and Letter of Credit Facilities (Details) $ in Billions		1 Months Ended			12 Months Ended
	Apr. 03, 2023 CAD ($)	Feb. 29, 2024 CAD ($)	Feb. 29, 2024 USD ($)	Apr. 30, 2023 CAD ($) tranche	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Disclosure of detailed information about borrowings [line items]
Long-term debt					$ 39,755,000,000	$ 29,905,000,000
Short-term borrowings					1,750,000,000	2,985,000,000
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Long-term debt					41,895,000,000	32,855,000,000
Shaw Communications Inc.
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 6,000,000,000
Proceeds on issuance of long-term debt	$ 6,000,000,000
Repayment of long-term debt					500,000,000
Debt derivatives
Disclosure of detailed information about borrowings [line items]
Notional amount					2,188,000,000	1,019,000,000
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity					$ 4,000,000,000	$ 4,000,000,000
Revolving Credit Facility | Bank Prime Rate or Base Rate | Minimum
Disclosure of detailed information about borrowings [line items]
Spread on variable rate (as a percent)					0.00%
Revolving Credit Facility | Bank Prime Rate or Base Rate | Maximum
Disclosure of detailed information about borrowings [line items]
Spread on variable rate (as a percent)					1.25%
Revolving Credit Facility | Bankers' Acceptance Rate or London Inter-Bank Offered Rate | Minimum
Disclosure of detailed information about borrowings [line items]
Spread on variable rate (as a percent)					0.85%
Revolving Credit Facility | Bankers' Acceptance Rate or London Inter-Bank Offered Rate | Maximum
Disclosure of detailed information about borrowings [line items]
Spread on variable rate (as a percent)					2.25%
Revolving Credit Facility, Tranche One
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity					$ 3,000,000,000
Revolving Credit Facility, Tranche Two
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity					1,000,000,000
Term Loan Facilities
Disclosure of detailed information about borrowings [line items]
Number of tranches | tranche				3
Term Loan Facilities | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Long-term debt					4,400,000,000
Term Loan Facilities | Tranche One Maturing On April 3, 2026 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Long-term debt					1,000,000,000
Term Loan Facilities | Tranche Two Maturing On April 3, 2027 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Long-term debt					400,000,000
Term Loan Facilities | Shaw Communications Inc.
Disclosure of detailed information about borrowings [line items]
Proceeds on issuance of long-term debt				$ 6,000,000,000
Term Loan Facilities | Shaw Communications Inc. | Issuance Of Senior and Subordinated Notes
Disclosure of detailed information about borrowings [line items]
Proceeds on issuance of long-term debt			$ 2.5
Term Loan Facilities | Shaw Communications Inc. | Repayment Of Senior And Subordinated Notes
Disclosure of detailed information about borrowings [line items]
Repayment of long-term debt		$ 3,400,000,000
Term Loan Facilities | Shaw Communications Inc. | Tranche One Maturing On April 3, 2026
Disclosure of detailed information about borrowings [line items]
Proceeds on issuance of long-term debt				2,000,000,000
Term Loan Facilities | Shaw Communications Inc. | Tranche Two Maturing On April 3, 2027
Disclosure of detailed information about borrowings [line items]
Proceeds on issuance of long-term debt				2,000,000,000
Repayment of long-term debt					$ 1,600,000,000
Term Loan Facilities | Shaw Communications Inc. | Tranche Three Maturing On April 3, 2028
Disclosure of detailed information about borrowings [line items]
Proceeds on issuance of long-term debt				$ 2,000,000,000
Term Loan Facilities | Bank Prime Rate or Base Rate | Minimum
Disclosure of detailed information about borrowings [line items]
Spread on variable rate (as a percent)					0.00%
Term Loan Facilities | Bank Prime Rate or Base Rate | Maximum
Disclosure of detailed information about borrowings [line items]
Spread on variable rate (as a percent)					1.25%
Term Loan Facilities | Bankers' Acceptance Rate or London Inter-Bank Offered Rate | Minimum
Disclosure of detailed information about borrowings [line items]
Spread on variable rate (as a percent)					0.65%
Term Loan Facilities | Bankers' Acceptance Rate or London Inter-Bank Offered Rate | Maximum
Disclosure of detailed information about borrowings [line items]
Spread on variable rate (as a percent)					2.25%